PGOF-P35 07/25

  Amended and Restated Prospectus Supplement   July 24, 2025

AMENDED AND RESTATED SUPPLEMENT

DATED JULY 24, 2025

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

OF EACH FUND LISTED IN SCHEDULE A

At a meeting held on May 16, 2025, the Board of Trustees of the Putnam Funds (the “Board”) approved the conversion of each mutual fund listed in the table below (each, a “Mutual Fund” and, together, the “Mutual Funds”) into an exchange-traded fund through the reorganization of each Mutual Fund with and into the newly-organized series of Putnam ETF Trust (each such series an “ETF” and, together, the “ETFs”) listed opposite the Mutual Fund in the table below.

Mutual Fund		ETF

Putnam California Tax Exempt Income Fund	à	Franklin California Municipal Income ETF

Putnam Massachusetts Tax Exempt Income Fund	à	Franklin Massachusetts Municipal Income ETF

Putnam Minnesota Tax Exempt Income Fund	à	Franklin Minnesota Municipal Income ETF

Putnam New Jersey Tax Exempt Income Fund	à	Franklin New Jersey Municipal Income ETF

Putnam New York Tax Exempt Income Fund	à	Franklin New York Municipal Income ETF

Putnam Ohio Tax Exempt Income Fund	à	Franklin Ohio Municipal Income ETF

Putnam Pennsylvania Tax Exempt Income Fund	à	Franklin Pennsylvania Municipal Income ETF

Putnam Short-Term Municipal Income Fund	à	Franklin Short-Term Municipal Income ETF

Putnam Tax Exempt Income Fund	à	Franklin Municipal Income ETF

Putnam Tax-Free High Yield Fund	à	Franklin Municipal High Yield ETF

Pursuant to an Agreement and Plan of Reorganization approved by the Board, the reorganization of each Mutual Fund will consist of (1) the transfer of substantially all of the Mutual Fund’s assets, subject to its liabilities, to the corresponding ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Mutual Fund’s shareholders in complete liquidation of the Mutual Fund. The reorganization for Putnam California Tax Exempt Income Fund, Putnam New York Tax Exempt Income Fund, Putnam Short-Term Municipal Income Fund, Putnam Tax Exempt Income Fund, and Putnam Tax-Free High Yield Fund (together, the “Group One Funds”) is currently expected to occur on or about October 24, 2025, and the reorganization for Putnam Massachusetts Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, and Putnam Pennsylvania Tax Exempt Income Fund (together, the “Group Two Funds”) is currently expected to occur on or around November 7, 2025. On the applicable date, the shareholders of each Mutual Fund will become shareholders of the corresponding ETF, and will no longer be shareholders of the Mutual Fund.

This communication provides important information about the timeline for the reorganization and actions that shareholders may need to take in advance of the reorganization.

Action Items in Connection with the Reorganizations	Scheduled Date/Details
Any front-end sales charges applicable to purchases of Mutual Fund shares and any contingent deferred sales charges (“CDSC”) applicable to redemptions of Mutual Fund shares will be waived.	Effective July 21, 2025.
All classes of shares except Class R6 shares will be closed to purchases by new investors.	Effective August 22, 2025, the Mutual Funds will not accept purchase orders from new investors for any class other than Class R6 shares.

Action Items in Connection with the Reorganizations	Scheduled Date/Details
Each Mutual Fund reserves the right to: (i) make additional exceptions that, in its judgment, do not adversely affect the portfolio managers’ ability to manage the portfolio; (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect the portfolio managers’ ability to manage the portfolio; and (iii) close and re-open to new or existing shareholders at any time.
Class R6 shares will be closed to purchases by new investors.

Effective September 4, 2025, the Mutual Funds will not accept purchase orders from new investors for Class R6 shares.

Each Mutual Fund reserves the right to: (i) make additional exceptions that, in its judgment, do not adversely affect the portfolio managers’ ability to manage the portfolio; (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect the portfolio managers’ ability to manage the portfolio; and (iii) close and re-open to new or existing shareholders at any time.

Action Items in Connection with the Reorganizations	Scheduled Date/Details
Exchange of Mutual Fund shares held in certain tax-advantaged accounts for shares of Putnam Money Market Fund	On September 19, 2025, shareholders who hold Mutual Fund shares in a retirement plan, individual retirement plan or other tax advantaged account (“Plan”) for which Putnam Fiduciary Trust Company, LLC (“PFTC”) is custodian and who have not exchanged their Mutual Fund shares for shares of another eligible Putnam mutual fund or redeemed their Mutual Fund shares will have their Mutual Fund shares exchanged by PFTC for Class A shares of Putnam Money Market Fund pursuant to the documents governing such Plan.
All share classes will be closed to purchases by all investors.	Effective October 16, 2025 for the Group One Funds and October 31, 2025 for the Group Two Funds, the Mutual Funds will not accept purchase orders for any class from any investor.
Last day for shareholders to be able to engage in transactions in Mutual Fund shares through the National Securities Clearing Corporation (NSCC).	Effective October 22, 2025 for the Group One Funds and November 5, 2025 for the Group Two Funds.
Last day for shareholders to redeem Mutual Fund shares or exchange Mutual Fund shares for shares of another Putnam mutual fund.	Effective October 23, 2025 for the Group One Funds and November 6, 2025 for the Group Two Funds.

Action Items in Connection with the Reorganizations	Scheduled Date/Details
If you do not want to receive shares of an ETF in connection with the reorganizations, you can exchange your Mutual Fund shares for shares of another Putnam mutual fund that is not participating in the reorganization or redeem your Mutual Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action.
Last day to open brokerage account that can accept ETF shares and transfer Mutual Fund shares into it to receive ETF shares distributed in the reorganization.

No later than October 23, 2025 for the Group One Funds and November 6, 2025 for the Group Two Funds.

If you currently hold Mutual Fund shares in an account that cannot accept ETF shares, you may need to open a brokerage account that can accept ETF shares, and transfer your Mutual Fund shares into it, prior to the closing of the reorganization to receive and hold the ETF shares distributed in the reorganization.

If you have not transferred your Mutual Fund shares into a brokerage account that can accept ETF shares by the applicable date referenced above, the ETF shares that you receive in the reorganization will be held by a transfer agent of

Action Items in Connection with the Reorganizations	Scheduled Date/Details

the applicable ETF as agent for your account and benefit for up to nine months. After that period, if you have not established an appropriate account to hold the ETF shares and informed the transfer agent of the new account, the shares will be liquidated and proceeds sent to you at your last known address of record available to the transfer agent.

More information about opening a brokerage account and transferring Mutual Fund shares into it is included in the prospectus/information statement relating to the reorganizations.

Redemption of Fractional Shares

On October 24, 2025 for Group One Funds and November 7, 2025 for Group Two Funds, any fractional shares held by shareholders will be redeemed, and the Mutual Funds will distribute the redemption proceeds to those shareholders.

The distribution of redemption proceeds to shareholders may be a taxable event and those shareholders are encouraged to consult their tax advisors to determine the effect of any such redemption.

Action Items in Connection with the Reorganizations	Scheduled Date/Details
Closing of Reorganization

After the market close on October 24, 2025 for Group One Funds and November 7, 2025 for Group Two Funds.

Upon the closing of the reorganization of the Mutual Funds, each Mutual Fund shareholder will receive shares of the corresponding ETF having the same aggregate net asset value as the shares of the Mutual Fund they held on the date of the reorganization.

Listing of ETFs on Exchange and Commencement of Trading in ETF Shares	On or around October 27, 2025 for the ETFs corresponding to Group One Funds and on or around November 10, 2025 for the ETFs corresponding to Group Two Funds.

For further information, please contact the Mutual Funds toll-free at 1-800-225-1581.

IMPORTANT NOTICE ABOUT YOUR FUND

ACCOUNT QUESTIONS AND ANSWERS

The following is a brief Q&A that provides information to help you to determine if you need to take action with respect to your shareholder account prior to the reorganization of the Mutual Funds in order to receive shares of the ETF.

Q.	What types of shareholder accounts can receive shares of the ETF as part of the reorganization?

A.

If you hold your shares of a Mutual Fund through a brokerage account that permits you to purchase securities traded in the stock market, such as ETFs or other types of stocks, then you will be eligible to receive shares of the ETF in the reorganization. No further action is required.

Q.	What types of shareholder accounts cannot receive shares of the ETF as part of the reorganization?

A.	The following account types cannot hold shares of ETFs:

Distributor Accounts. If you hold your shares of a Mutual Fund in an account where Franklin Distributors, LLC is the broker-dealer of record (a “Distributor Account”), you should transfer your shares of the Mutual Fund to a brokerage account that can accept shares of an ETF prior to the reorganization. For this purpose, a Distributor Account includes an individual retirement account (“IRA”) for which Franklin Distributors is the broker-dealer of record. You have a Distributor Account if you receive quarterly account statements directly from a Mutual Fund and not from a third-party broker-dealer.

Non-Accommodating Brokerage Accounts. If you hold your shares of a Mutual Fund in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investment in ETF shares.

Non-Accommodating Retirement Accounts. If you hold your shares of a Mutual Fund through an IRA or group retirement plan whose sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the reorganization or your financial intermediary may transfer your investment in the Mutual Fund to a different investment option prior to the reorganization.

PFTC. If you hold Mutual Fund shares with PFTC as the custodian (including for an IRA or group retirement plan) as of close of market September 19, 2025, you will have your Mutual Fund shares exchanged by PFTC for Class A shares of Putnam Money Market Fund (Ticker: PDDXX) rather than participating in the reorganization.

Q.	How do I transfer my Mutual Fund shares from an account held with Franklin Distributors to a brokerage account that will accept ETF shares?

A.

Transferring your shares from a Distributor Account held with Franklin Distributors to a brokerage account that can accept shares of an ETF should be a simple process. If you have a brokerage account or a relationship with a brokerage firm, please talk to your broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with a Mutual Fund into your brokerage account. Also inform your broker that such an account will need to be set up to accept shares of an ETF. If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account.

We suggest you provide your broker with a copy of your quarterly statement from the Mutual Fund. Your broker will require your account number with the Mutual Fund, which can be found on your statement. Your broker will help you complete a form to initiate the transfer.

Once you sign that form, your broker will submit the form to the Mutual Fund’s transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.

Q.	How do I transfer my Mutual Fund shares from a non-accommodating brokerage account to a brokerage account that will accept ETF shares?

A.

The broker where you hold your Mutual Fund shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares. Contact your broker right away to make the necessary changes to your account.

Q.	What will happen if I do not have a brokerage account that can accept ETF shares at the time of the reorganization?

A.

If your account cannot accept ETF shares at the time of the reorganization, the ETF shares received by you in connection with the reorganization will generally be held by Equiniti Trust Company, LLC (“Equiniti”), a stock transfer agent, until a brokerage account is identified into which Equiniti can transfer the shares. As planned, if the ETF shares are not transferred into a brokerage account within 9 months of the date of the reorganization, the ETF shares will be converted to cash and the cash proceeds will be sent to the accountholder of record (subject to applicable federal or state laws concerning unclaimed property). The conversion of ETF shares to cash may be subject to fees and expenses and will likely be a taxable event for shareholders who hold their shares in a taxable account. In some cases, the liquidation of your investment and return of cash, or the transfer of your investment, may be subject to fees and expenses and may also be subject to tax. It may take time for you to receive your cash.

Please consult with your financial intermediary for more information on the impact that the reorganization will have on you and your investments. For more information about specific accounts that cannot hold ETFs, see “What type of shareholder accounts cannot receive shares of the ETF as part of the reorganization?” above.

Q.	What if I do not want to own shares of the ETF?

A.	If you do not want to receive shares of the ETF in connection with the reorganization, you can exchange your

Mutual Fund shares for shares of another eligible mutual fund that is not participating in a reorganization or redeem your Mutual Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Redemption of your Mutual Fund shares will be a taxable event if you hold your shares in a taxable account. The last day to exchange your shares of a Mutual Fund for shares of another Putnam mutual fund is October 23, 2025 (Group 1 Funds) or November 6, 2025 (Group 2 Funds), and the last day to redeem your shares of a Mutual Fund is October 23, 2025 (Group 1 Funds) or November 6, 2025 (Group 2 Funds).

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of any ETF, nor is it a solicitation of any proxy. For more information regarding the ETFs, or to receive a free copy of the prospectus/information statement relating to the reorganization (and containing important information about fees, expenses and risk considerations) once the registration statement relating to the reorganization filed with the Securities and Exchange Commission becomes effective, please call 1-800-225-1581. The prospectus/information statement relating to the reorganization is also available for free on the Securities and Exchange Commission’s web site (http://www.sec.gov). Please read the prospectus/information statement relating to the reorganization carefully before making any investment decisions.

Shareholders should retain this Supplement for future reference.

Schedule A

Group 1 Funds

Putnam California Tax Exempt Income Fund

Putnam New York Tax Exempt Income Fund

Putnam Short-Term Municipal Income Fund

Putnam Tax-Exempt Income Fund

Putnam Tax Free High Yield Fund

Group 2 Funds

Putnam Massachusetts Tax Exempt Income Fund

Putnam Minnesota Tax Exempt Income Fund

Putnam New Jersey Tax Exempt Income Fund

Putnam Ohio Tax Exempt Income Fund

Putnam Pennsylvania Tax Exempt Income Fund